UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

Item 1. Report to Stockholders.

(a)

Villere Balanced Fund
Investor Class | VILLX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Villere Balanced Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://villere.com/mutual-funds/. You can also request this information by contacting us at 866-209-1129.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$104	0.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund underperformed its benchmark, the Lipper Balanced Funds Index. We believe the primary driver of this underperformance was the lack of megacap technology stocks in the Fund relative to the benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
During the 12-month period, market capitalization-weighted benchmarks’ returns were driven almost entirely by the performance of a small handful of technology stocks. The Fund is significantly underweighted to these stocks.

Top Contributors
↑	Palomar Holdings, Inc.
↑	Ligand Pharmaceuticals Inc.
↑	Progressive Corporation

Top Detractors
↓	Ebix, Inc.
↓	Caesars Entertainment Inc.
↓	B. Riley Financial Preferred
POSITIONING
We increased the Fund’s exposure to fixed income due to the improved attractiveness of bonds, as the Federal Reserve kept rates higher to combat inflation. The asset allocation in the Balanced Fund was 75.3% in stocks, 23.7% in bonds, and 1.0% in cash at the end of August.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Villere Balanced Fund	PAGE 1	TSR-AR-742935539

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	10.01	3.95	2.88
Lipper Balanced Funds Index	16.43	8.02	6.81
Visit https://villere.com/mutual-funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$121,342,305
Number of Holdings	66
Net Advisory Fee	$851,773
Portfolio Turnover	14%
Visit https://villere.com/mutual-funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	13.2%
Ligand Pharmaceuticals, Inc.	4.8%
Pool Corp.	4.2%
Teleflex, Inc.	4.0%
Stryker Corp.	4.0%
Progressive Corp.	3.1%
Roper Technologies, Inc.	2.9%
Option Care Health, Inc.	2.8%
Monster Beverage Corp.	2.7%
Palomar Holdings, Inc.	2.7%

Security Type	(%)
Common Stocks	73.7%
Corporate Bonds	23.6%
Investments Purchased with Proceeds from Securities Lending	13.2%
Convertible Preferred Stocks	1.5%
Money Market Funds	1.1%
Cash & Other	-13.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://villere.com/mutual-funds/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your St. Denis J. Villere & Company, LLC documents not be householded, please contact St. Denis J. Villere & Company, LLC at 866-209-1129, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by St. Denis J. Villere & Company, LLC or your financial intermediary.
Villere Balanced Fund	PAGE 2	TSR-AR-742935539

Villere Equity Fund
Investor Class | VLEQX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Villere Equity Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://villere.com/mutual-funds/. You can also request this information by contacting us at 866-209-1129.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$131	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund underperformed its benchmark, the Lipper Mid-Cap Growth Funds Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The U.S. consumer showed weakness during the period, as a triumvirate of lofty inflation, increased interest rates, and hiring declines led to reduced confidence and softer spending. These factors weighed on the more economically sensitive sectors in the portfolio. Conversely, higher interest rates and a benign weather year contributed to strength in our insurance holdings.

Top Contributors
↑	Palomar Holdings, Inc.
↑	Ligand Pharmaceuticals Inc.
↑	On Holding AG Class A
↑	Progressive Corporation

Top Detractors
↓	Ebix, Inc.
↓	Caesars Entertainment Inc.
↓	ON Semiconductor Corporation
↓	Monster Beverage Corporation
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Villere Equity Fund	PAGE 1	TSR-AR-74316J391

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	9.54	3.52	2.00
S&P 500 TR	27.14	15.92	12.98
Visit https://villere.com/mutual-funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$41,742,722
Number of Holdings	44
Net Advisory Fee	$261,984
Portfolio Turnover	24%
Visit https://villere.com/mutual-funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	20.2%
Invesco Government & Agency Portfolio	7.9%
Ligand Pharmaceuticals, Inc.	5.2%
Teleflex, Inc.	4.1%
Pool Corp.	4.1%
Stryker Corp.	3.7%
Palomar Holdings, Inc.	3.6%
Roper Technologies, Inc.	3.6%
Atlas Energy Solutions, Inc.	3.5%
Uber Technologies, Inc.	3.5%

Security Type	(%)
Common Stocks	91.0%
Investments Purchased with Proceeds from Securities Lending	20.2%
Money Market Funds	7.9%
Convertible Preferred Stocks	1.1%
Cash & Other	-20.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://villere.com/mutual-funds/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your St. Denis J. Villere & Company, LLC documents not be householded, please contact St. Denis J. Villere & Company, LLC at 866-209-1129, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by St. Denis J. Villere & Company, LLC or your financial intermediary.
Villere Equity Fund	PAGE 2	TSR-AR-74316J391

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr, Ms. Cynthia M. Fornelli, Messrs. Eric W. Falkeis, Steven J. Paggioli and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Villere Balanced Fund

	FYE 8/31/2024	FYE 8/31/2023
(a) Audit Fees	$21,200	$21,200
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$2,900	$2,900
(d) All Other Fees	N/A	N/A

Villere Equity Fund

	FYE 8/31/2024	FYE 8/31/2023
(a) Audit Fees	$21,200	$21,200
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$2,900	$2,900
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Villere Balanced Fund

	FYE 8/31/2024	FYE 8/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Villere Equity Fund

	FYE 8/31/2024	FYE 8/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.

Villere Balanced Fund

Non-Audit Related Fees	FYE 8/31/2024	FYE 8/31/2023
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Villere Equity Fund

Non-Audit Related Fees	FYE 8/31/2024	FYE 8/31/2023
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Villere Funds
VILLERE BALANCED FUND
VILLERE EQUITY FUND
Core Financial Statements
August 31, 2024

Villere Balanced Fund
Schedule of Investments
August 31, 2024

	Shares	Value
COMMON STOCKS - 73.7%
Administrative and Support Services - 4.9%
Uber Technologies, Inc.(a)	42,090	$3,078,042
Visa, Inc. - Class A	10,520	2,907,412
		5,985,454
Ambulatory Health Care Services - 2.8%
Option Care Health, Inc.(a)	104,155	3,335,043
Beverage and Tobacco Product Manufacturing - 4.0%
Monster Beverage Corp.(a)	69,390	3,270,351
PepsiCo, Inc.	9,000	1,555,920
		4,826,271
Chemical Manufacturing - 8.2%
Abbott Laboratories	13,675	1,548,967
Colgate-Palmolive Co.	24,070	2,563,455
Ligand Pharmaceuticals, Inc.(a)	55,338	5,854,761
		9,967,183
Computer and Electronic Product Manufacturing - 5.2%
ON Semiconductor Corp.(a)	36,695	2,857,440
Roper Technologies, Inc.	6,260	3,470,606
		6,328,046
Credit Intermediation and Related Activities - 6.0%
Euronet Worldwide, Inc.(a)	26,505	2,860,155
First Hawaiian, Inc.(b)	67,237	1,635,876
JPMorgan Chase & Co.	12,535	2,817,868
		7,313,899
Food Manufacturing - 2.3%
Lamb Weston Holdings, Inc.	18,425	1,140,876
Mondelez International, Inc. - Class A	22,950	1,648,040
		2,788,916
Insurance Carriers and Related Activities - 5.8%
Palomar Holdings, Inc.(a)	32,704	3,244,891
Progressive Corp.	15,210	3,835,962
		7,080,853
Management of Companies and Enterprises - 2.3%
On Holding AG - Class A(a)(b)	60,446	2,839,753
Merchant Wholesalers, Durable Goods - 4.2%
Pool Corp.(b)	14,312	5,032,385
Mining (except Oil and Gas) - 2.5%
Freeport-McMoRan, Inc.	68,640	3,039,379

	Shares	Value
Miscellaneous Manufacturing - 11.0%
Johnson & Johnson	9,720	$1,612,159
STERIS PLC(b)	8,095	1,951,705
Stryker Corp.	13,450	4,847,649
Teleflex, Inc.	19,885	4,875,205
		13,286,718
Performing Arts, Spectator Sports, and Related Industries - 1.9%
Caesars Entertainment, Inc.(a)	61,649	2,320,468
Petroleum and Coal Products Manufacturing - 1.3%
Chevron Corp.	10,610	1,569,750
Professional, Scientific, and Technical Services - 2.4%
IDEXX Laboratories, Inc.(a)	4,735	2,279,098
OmniAb, Inc.(a)(b)	156,444	655,500
OmniAb, Inc.(a)(c)	20,984	0
OmniAb, Inc.(a)(c)	20,984	0
		2,934,598
Publishing Industries - 1.6%
Microsoft Corp.	4,615	1,925,101
Support Activities for Mining - 2.2%
Atlas Energy Solutions, Inc.(b)	128,905	2,718,606
Support Activities for Transportation - 2.3%
J.B. Hunt Transport Services, Inc.	15,780	2,733,096
Telecommunications - 1.5%
Verizon Communications, Inc.	43,435	1,814,714
Transportation Equipment Manufacturing - 1.3%
Lockheed Martin Corp.	2,745	1,559,435
TOTAL COMMON STOCKS (Cost $64,999,493)		89,399,668
	Par
CORPORATE BONDS - 23.6%
Beverage and Tobacco Product Manufacturing - 0.4%
PepsiCo, Inc., 4.50%, 07/17/2029(b)	$ 500,000	510,209
Chemical Manufacturing - 2.6%
HB Fuller Co., 4.00%, 02/15/2027	2,418,000	2,361,752
Kimberly-Clark Corp., 3.20%, 04/25/2029	100,000	96,124
Scotts Miracle-Gro Co., 4.50%, 10/15/2029(b)	700,000	663,662
		3,121,538

The accompanying notes are an integral part of these financial statements.

1

Villere Balanced Fund
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Computer and Electronic Product Manufacturing - 0.4%
Northrop Grumman Corp., 4.60%, 02/01/2029	$ 525,000	$529,298
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.2%
Visa, Inc., 0.75%, 08/15/2027(b)	321,000	293,904
Couriers and Messengers - 0.4%
United Parcel Service, Inc., 5.15%, 05/22/2034(b)	480,000	498,229
Electrical Equipment, Appliance, and Component Manufacturing - 0.8%
Hubbell, Inc., 3.50%, 02/15/2028	1,045,000	1,012,154
Fabricated Metal Product Manufacturing - 2.4%
Emerson Electric Co., 0.88%, 10/15/2026(b)	950,000	885,961
Stanley Black & Decker, Inc., 2.30%, 02/24/2025	2,000,000	1,971,227
		2,857,188
Insurance Carriers and Related Activities - 1.1%
Enact Holdings, Inc., 6.25%, 05/28/2029	500,000	515,894
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	800,000	774,861
		1,290,755
Machinery Manufacturing - 0.7%
Brunswick Corp., 4.40%, 09/15/2032(b)	960,000	893,704
Merchant Wholesalers, Durable Goods - 1.1%
Avnet, Inc., 3.00%, 05/15/2031	1,000,000	869,385
Reliance, Inc., 1.30%, 08/15/2025	490,000	473,277
		1,342,662
Paper Manufacturing - 0.7%
Sonoco Products Co., 2.25%, 02/01/2027	950,000	899,395
Professional, Scientific, and Technical Services - 0.8%
Alphabet, Inc., 0.80%, 08/15/2027	1,000,000	917,039
Rail Transportation - 1.5%
Union Pacific Corp., 2.80%, 02/14/2032	2,000,000	1,794,116

	Par	Value
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 1.1%
Amazon.com, Inc., 1.65%, 05/12/2028(b)	$1,500,000	$1,377,175
Transportation Equipment Manufacturing - 4.5%
Honda Motor Co. Ltd., 2.53%, 03/10/2027(b)	1,200,000	1,150,227
Honeywell International, Inc., 4.95%, 09/01/2031	1,000,000	1,034,212
Oshkosh Corp., 3.10%, 03/01/2030	500,000	458,707
Toyota Motor Corp., 1.34%, 03/25/2026(b)	2,900,000	2,766,737
		5,409,883
Utilities - 4.9%
Alabama Power Co., 1.45%, 09/15/2030	1,500,000	1,267,988
Duke Energy Corp., 0.90%, 09/15/2025	1,000,000	962,415
Pacific Gas & Electric Co., 4.20%, 03/01/2029	600,000	584,407
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	1,500,000	1,558,979
Southern Co., 5.11%, 08/01/2027	1,500,000	1,524,380
		5,898,169
TOTAL CORPORATE BONDS (Cost $29,635,686)		28,645,418
	Shares
CONVERTIBLE PREFERRED STOCKS - 1.5%
Credit Intermediation and Related Activities - 1.5%
Bank of America Corp. Series L, 7.25%, Perpetual	1,500	1,870,425
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,883,932)		1,870,425
	Units
SHORT-TERM INVESTMENTS - 14.3%
Investments Purchased with Proceeds from Securities Lending - 13.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50%(d)	16,070,650	16,070,650

The accompanying notes are an integral part of these financial statements.

2

Villere Balanced Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - (Continued)
Money Market Funds - 1.1%
Invesco Government & Agency Portfolio - Class Institutional, 5.19%(d)	1,297,580	$1,297,580
TOTAL SHORT-TERM INVESTMENTS (Cost $17,368,230)		17,368,230
TOTAL INVESTMENTS - 113.1% (Cost $113,887,341)		$137,283,741
Liabilities in Excess of Other Assets - (13.1)%		(15,941,436)
TOTAL NET ASSETS - 100.0%		$121,342,305

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $15,728,147 which represented 13.0% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the St. Denis J. Villere & Co., LLC, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2024.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

3

Villere Equity Fund
Schedule of Investments
August 31, 2024

	Shares	Value
COMMON STOCKS - 91.0%
Administrative and Support Services - 6.6%
Uber Technologies, Inc.(a)	19,850	$1,451,631
Visa, Inc. - Class A	4,730	1,307,230
		2,758,861
Ambulatory Health Care Services - 3.5%
Option Care Health, Inc.(a)(b)	45,055	1,442,661
Beverage and Tobacco Product Manufacturing - 3.7%
Monster Beverage Corp.(a)	24,090	1,135,362
PepsiCo, Inc.	2,475	427,878
		1,563,240
Chemical Manufacturing - 7.5%
Abbott Laboratories	3,600	407,772
Colgate-Palmolive Co.(b)	5,485	584,152
Ligand Pharmaceuticals, Inc.(a)	20,320	2,149,856
		3,141,780
Computer and Electronic Product Manufacturing - 7.9%
Microchip Technology, Inc.	5,285	434,216
ON Semiconductor Corp.(a)(b)	17,570	1,368,176
Roper Technologies, Inc.	2,725	1,510,767
		3,313,159
Credit Intermediation and Related Activities - 5.8%
Euronet Worldwide, Inc.(a)	12,365	1,334,307
First Hawaiian, Inc.(b)	16,105	391,835
JPMorgan Chase & Co.	3,110	699,128
		2,425,270
Food Manufacturing - 1.7%
Lamb Weston Holdings, Inc.	4,985	308,671
Mondelez International, Inc. - Class A	5,690	408,599
		717,270
Insurance Carriers and Related Activities - 5.9%
Palomar Holdings, Inc.(a)	15,255	1,513,601
Progressive Corp.	3,820	963,404
		2,477,005
Management of Companies and Enterprises - 4.6%
First Interstate BancSystem, Inc. - Class A	15,725	488,261
On Holding AG - Class A(a)(b)	30,210	1,419,266
		1,907,527
Merchant Wholesalers, Durable Goods - 4.1%
Pool Corp.(b)	4,900	1,722,938
Mining (except Oil and Gas) - 3.3%
Freeport-McMoRan, Inc.	31,010	1,373,123

	Shares	Value
Miscellaneous Manufacturing - 10.0%
Johnson & Johnson	2,570	$426,260
STERIS PLC(b)	2,005	483,405
Stryker Corp.	4,280	1,542,598
Teleflex, Inc.	7,060	1,730,900
		4,183,163
Performing Arts, Spectator Sports, and Related Industries - 2.6%
Caesars Entertainment, Inc.(a)	28,400	1,068,976
Petroleum and Coal Products Manufacturing - 0.9%
Chevron Corp.	2,555	378,012
Plastics and Rubber Products Manufacturing - 0.8%
Newell Brands, Inc.(b)	45,160	320,184
Professional, Scientific, and Technical Services - 4.1%
IDEXX Laboratories, Inc.(a)(b)	2,645	1,273,118
OmniAb, Inc.(a)(b)	99,569	417,194
OmniAb, Inc.(a)(c)	7,705	0
OmniAb, Inc.(a)(c)	7,705	0
		1,690,312
Publishing Industries - 1.1%
Microsoft Corp.	1,140	475,540
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 3.4%
Amazon.com, Inc.(a)	7,880	1,406,580
Support Activities for Mining - 3.5%
Atlas Energy Solutions, Inc.(b)	69,845	1,473,031
Support Activities for Transportation - 3.3%
J.B. Hunt Transport Services, Inc.	7,920	1,371,744
Telecommunications - 1.0%
Verizon Communications, Inc.	10,155	424,276
Transportation Equipment Manufacturing - 1.4%
Lockheed Martin Corp.	1,000	568,100
Waste Management and Remediation Services - 1.1%
Republic Services, Inc.	2,300	478,883
Water Transportation - 3.2%
Tidewater, Inc.(a)	14,970	1,327,839
TOTAL COMMON STOCKS (Cost $28,797,664)		38,009,474

The accompanying notes are an integral part of these financial statements.

4

Villere Equity Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.1%
Credit Intermediation and Related Activities - 1.1%
Bank of America Corp. Series L, 7.25%, Perpetual	360	$448,902
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $452,144)		448,902
	Units
SHORT-TERM INVESTMENTS - 28.1%
Investments Purchased with Proceeds from Securities Lending - 20.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50%(d)	8,431,491	8,431,491
	Shares
Money Market Funds - 7.9%
Invesco Government & Agency Portfolio - Class Institutional, 5.19%(d)	3,287,677	3,287,677
TOTAL SHORT-TERM INVESTMENTS (Cost $11,719,168)		11,719,168
TOTAL INVESTMENTS - 120.2% (Cost $40,968,976)		$50,177,544
Liabilities in Excess of Other Assets - (20.2)%		(8,434,822)
TOTAL NET ASSETS - 100.0%		$41,742,722

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $8,224,258 which represented 19.7% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the St. Denis J. Villere & Co., LLC, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2024.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

5

Statements of Assets and Liabilities
August 31, 2024

	Villere Balanced Fund	Villere Equity Fund
ASSETS:
Investments, at value	$137,283,741	$50,177,544
Interest receivable	228,634	19,163
Dividends receivable	45,040	18,627
Security lending income receivable	5,865	679
Receivable for fund shares sold	210	—
Prepaid expenses and other assets	19,321	16,531
Total assets	137,582,811	50,232,544
LIABILITIES:
Payable upon return of securities loaned	16,070,650	8,431,491
Payable to adviser	66,909	17,167
Payable for capital shares redeemed	45,551	—
Payable for fund administration and accounting fees	11,207	6,279
Payable for distribution and shareholder servicing fees	4,553	614
Payable for transfer agent fees and expenses	1,841	1,634
Payable for compliance fees	1,008	1,008
Payable for custodian fees	971	841
Payable for expenses and other liabilities	37,816	30,788
Total liabilities	16,240,506	8,489,822
NET ASSETS	$121,342,305	$41,742,722
Net Assets Consists of:
Paid-in capital	$107,854,263	$36,900,507
Total distributable earnings	13,488,042	4,842,215
Total net assets	$121,342,305	$41,742,722
Investor Class
Net assets	$121,342,305	$41,742,722
Shares issued and outstanding(a)	5,754,947	3,547,882
Net asset value per share	$21.08	$11.77
Cost:
Investments, at cost	$113,887,341	$40,968,976
Loaned Securities:
at value (included in investments)	$15,728,147	$8,224,258

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

Statements of Operations
For the Year Ended August 31, 2024

	Villere Balanced Fund	Villere Equity Fund
INVESTMENT INCOME:
Dividend income	$1,372,808	$407,527
Interest income	1,066,133	221,764
Securities lending income	150,191	12,450
Other income	684	622
Total investment income	2,589,816	642,363
EXPENSES:
Investment advisory fee	931,787	294,221
Fund administration and accounting fees	142,034	78,742
Transfer agent fees	81,915	28,551
Trustees’ fees	24,437	22,808
Audit fees	24,070	24,070
Federal and state registration fees	22,247	18,348
Reports to shareholders	14,449	3,681
Legal fees	14,025	14,024
Compliance fees	12,500	12,500
Custodian fees	6,127	5,233
Other expenses and fees	36,382	20,427
Total expenses	1,309,973	522,605
Expense reimbursement by Adviser	(80,014)	(32,237)
Net expenses	1,229,959	490,368
Net investment income	1,359,857	151,995
REALIZED AND UNREALIZED GAIN
Net realized loss from:
Investments	(11,268,150)	(4,516,650)
Net realized loss	(11,268,150)	(4,516,650)
Net change in unrealized appreciation on:
Investments	21,738,789	7,972,912
Net change in unrealized appreciation	21,738,789	7,972,912
Net realized and unrealized gain	10,470,639	3,456,262
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,830,496	$3,608,257

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	Villere Balanced Fund		Villere Equity Fund
	Year Ended August 31,		Year Ended August 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$1,359,857	$1,111,111	$151,995	$21,262
Net realized gain/(loss)	(11,268,150)	2,212,250	(4,516,650)	1,759,552
Net change in unrealized appreciation	21,738,789	4,754,817	7,972,912	594,067
Net increase in net assets from operations	11,830,496	8,078,178	3,608,257	2,374,881
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders - Investor Class	(2,124,814)	(5,429,248)	(1,761,239)	(1,053,970)
Total distributions to shareholders	(2,124,814)	(5,429,248)	(1,761,239)	(1,053,970)
CAPITAL TRANSACTIONS:
Subscriptions - Investor Class	4,731,700	2,659,782	1,354,814	1,207,030
Reinvestments - Investor Class	2,054,248	5,272,691	1,758,658	1,047,143
Redemptions - Investor Class	(27,122,175)	(20,986,778)	(2,576,025)	(3,042,266)
Redemption fees - Investor Class	—	—	—	201
Net increase (decrease) in net assets from capital transactions	(20,336,227)	(13,054,305)	537,447	(787,892)
NET INCREASE (DECREASE) IN NET ASSETS	(10,630,545)	(10,405,375)	2,384,465	533,019
NET ASSETS:
Beginning of the year	131,972,850	142,378,225	39,358,257	38,825,238
End of the year	$121,342,305	$131,972,850	$41,742,722	$39,358,257
SHARES TRANSACTIONS
Subscriptions - Investor Class	237,482	137,223	121,982	110,034
Reinvested - Investor Class	104,170	289,868	159,299	101,173
Redemptions - Investor Class	(1,363,186)	(1,105,845)	(234,384)	(273,555)
Total increase (decrease) in shares outstanding	(1,021,534)	(678,754)	46,897	(62,348)

The accompanying notes are an integral part of these financial statements.

8

Villere Balanced Fund
Financial Highlights
Investor Class

	Year Ended August 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$19.48	$19.10	$26.72	$22.60	$22.08
INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.15	0.11	0.10	0.15
Net realized and unrealized gain (loss) on investments(b)	1.71	0.98	(4.95)	5.53	0.54
Total from investment operations	1.93	1.13	(4.84)	5.63	0.69
LESS DISTRIBUTIONS FROM:
From net investment income	(0.13)	(0.10)	(0.12)	(0.16)	(0.17)
From net realized gains	(0.20)	(0.65)	(2.66)	(1.35)	—
Total distributions	(0.33)	(0.75)	(2.78)	(1.51)	(0.17)
Net asset value, end of year	$21.08	$19.48	$19.10	$26.72	$22.60
Total return	10.01%	6.22%	-19.80%	25.66%	3.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$121,342	$131,973	$142,378	$203,942	$188,201
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.05%	1.03%	1.01%	0.99%	0.98%
After expense reimbursement/recoupment	0.99%	0.99%	0.99%	0.99%	0.98%
Ratio of net investment income to average net assets	1.09%	0.81%	0.47%	0.38%	0.69%
Portfolio turnover rate	14%	20%	21%	28%	22%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

9

Villere Equity Fund
Financial Highlights
Investor Class

	Year Ended August 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$11.24	$10.90	$15.68	$12.28	$11.67
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04	0.01	(0.04)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments(b)	1.00	0.63	(3.58)	3.55	0.66
Total from investment operations	1.04	0.64	(3.62)	3.50	0.63
LESS DISTRIBUTIONS FROM:
From net investment income	—	—	—	—	(0.02)
From net realized gains	(0.51)	(0.30)	(1.16)	(0.10)	—
Total distributions	(0.51)	(0.30)	(1.16)	(0.10)	(0.02)
Redemption fee per share	—	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$11.77	$11.24	$10.90	$15.68	$12.28
Total return	9.54%	6.08%	-24.54%	28.63%	5.41%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$41,743	$39,358	$38,825	$52,926	$43,115
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.33%	1.31%	1.23%	1.21%	1.22%
After expense reimbursement/recoupment	1.25%	1.25%	1.23%	1.21%	1.22%
Ratio of net investment income (loss) to average net assets	0.39%	0.05%	(0.29)%	(0.32)%	(0.28)%
Portfolio turnover rate	24%	23%	12%	26%	35%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

10

Villere Funds
NOTES TO FINANCIAL STATEMENTS
August 31, 2024
NOTE 1 – ORGANIZATION
The Balanced Fund and the Equity Fund (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Balanced Fund commenced operations on September 30, 1999. The Equity Fund commenced operations on May 31, 2013.
The investment objective of the Balanced Fund is to seek long-term capital growth consistent with preservation of capital and balanced by current income. The investment objective of the Equity Fund is to achieve long-term growth.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean prices supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Securities for which market quotations are not readily available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated St. Denis J. Villere & Co., LLC (the “Advisor”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

11

Villere Funds
NOTES TO FINANCIAL STATEMENTS
August 31, 2024(Continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2024. See the Schedules of Investments for industry breakouts.
Balanced Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 89,399,668	$ —	$ 0	$89,399,668
Corporate Bonds	—	28,645,418	—	28,645,418
Convertible Preferred Stocks	1,870,425	—	—	1,870,425
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	16,070,650
Money Market Funds	1,297,580	—	—	1,297,580
Total Investments	$92,567,673	$28,645,418	$0	$137,283,741

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The following is a reconciliation of the Balanced Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks
Balance as of August 31, 2023	$ 0
Acquisitions	—
Dispositions	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Transfer in and/or out of Level 3	—
Balance as of August 31, 2024	$0
Change in unrealized appreciation/depreciation for Level 3 investments held at August 31, 2024	$—

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

12

Villere Funds
NOTES TO FINANCIAL STATEMENTS
August 31, 2024(Continued)
The Adviser, as the Funds’ Valuation Designee, selects and applies valuation techniques.

Type of Security	Fair Value at 8/31/24	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stock	$0.00	Issue Price	Market Data	$0.00

Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$38,009,474	$ —	$ 0	$38,009,474
Convertible Preferred Stocks	448,902	—	—	448,902
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	8,431,491
Money Market Funds	3,287,677	—	—	3,287,677
Total Investments	$41,746,053	$—	$0	$50,177,544

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The following is a reconciliation of the Equity Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks
Balance as of August 31, 2023	$ 0
Acquisitions	—
Dispositions	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Transfer in and/or out of Level 3	—
Balance as of August 31, 2024	$0
Change in unrealized appreciation/depreciation for Level 3 investments held at August 31, 2024	$—

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.
The Adviser, as the Funds’ Valuation Designee, selects and applies valuation techniques.

Type of Security	Fair Value at 8/31/24	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stock	$0.00	Issue Price	Market Data	$0.00

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund’s do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes

13

Villere Funds
NOTES TO FINANCIAL STATEMENTS
August 31, 2024(Continued)
in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund’s report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at fiscal period end, resulting from changes in exchange rates.
C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare dividends in each calendar year of at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At the most recent fiscal year ended August 31, 2024, the Funds had the following capital loss carryovers, which do not expire and retain their original character.

	Balanced Fund	Equity Fund
Unlimited Short-Term	$(607,586)	$(127,946)
Unlimited Long-Term	(10,660,564)	(4,388,704)
	$(11,268,150)	$(4,516,650)

As of August 31, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts. As of August 31, 2024, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Interest income and securities lending income are recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Equity

14

Villere Funds
NOTES TO FINANCIAL STATEMENTS
August 31, 2024(Continued)
Fund charges a 2.00% redemption fee on shares held less than 60 calendar days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Equity Fund retains the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.
H.
Guarantees and Indemnifications. In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences by reclassified between financial and tax reporting. These reclassifications have no effect on net asset or net asset value per share. During the year ended August 31, 2024, there were no reclassifications made.

K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On August 14-15. 2024 , the Board of Trustees (the “Board”) of the Trust approved an amendment to the operating expense limitation agreement between the Trust, on behalf of the Villere Balanced Fund (“Balanced Fund”), Villere Equity Fund (“Equity Fund”) and St. Denis J. Villere & Company, LLC (the “Adviser”), pursuant to which the Adviser has agreed to reduce the Balanced Fund’s operating expense limit from 0.99% to 0.89%, and reduce the Equity Fund’s operating expense limit from 1.25% to 1.15%, both effective October 1, 2024. Prior to October 1, 2024, the Balanced Fund’s operating expense limitation agreement was 0.99% and the Equity Fund’s operating expense limitation agreement was 1.25%.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Adviser provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”) for each Fund. Under each Advisory Agreement, the Adviser furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.75% for the Balanced Fund and Equity Fund based upon the average daily net assets of each Fund. For the year ended August 31, 2024, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.
The Adviser has contractually agreed to limit the annual ratio of expenses (“Expense Caps”) to 0.99% and 1.25% of each Fund’s average daily net assets for the Balanced Fund and Equity Fund, respectively. The Operating Expense Limitation Agreement has an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Funds, upon sixty days written notice to the Adviser. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. The Funds must pay their current ordinary operating expenses before the Adviser is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Funds toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement. The amount of fees waived and expenses absorbed by the Adviser during the year ended August 31, 2024, are disclosed in the Statements of Operations. Any amount due from the Adviser is paid monthly to the Funds, if applicable.
As of August 31, 2024, the remaining cumulative amounts that may be recouped by the Adviser on behalf of the Funds are shown in the following table. The Adviser may recapture a portion of the unreimbursed amount no later than the date stated.

15

Villere Funds
NOTES TO FINANCIAL STATEMENTS
August 31, 2024(Continued)

Expiration	Balanced Fund	Equity Fund
August 31, 2027	$80,014	$32,237
August 31, 2026	50,763	24,169
August 31, 2025	36,227	—

The amount of fees and expenses waived and reimbursed by the Advisor during the fiscal year ended August 31, 2024 are disclosed in the Statement of Operations. Any amount due from the Advisor is paid monthly to the Fund, if applicable.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by each Fund to Fund Services for these services for the year ended August 31, 2024 are disclosed in the Statements of Operations.
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as the Funds’ custodian. U.S. Bank N.A. is an affiliate of Fund Services.
The Funds have entered into Sub-Transfer Agent Arrangements (the “Arrangements”). All Arrangements must be approved by the Board. For the year ended August 31, 2024, the Sub-Transfer Agent Fees and Transfer Agent Fees incurred by the Funds are disclosed in the Statements of Operations.
NOTE 4 – SECURITIES LENDING
Each Fund may lend up to 33 1/3% of its total asset value to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.
The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors, including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.
The Funds’ loaned securities are collateralized by cash equivalents. The cash collateral is invested by U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.
As of August 31, 2024, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

	Market Value of Securities on Loan	Payable on Collateral Received
Balanced Fund	$15,728,147	$16,070,650
Equity Fund	8,224,258	8,431,491

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio (a 3(c)7 private fund that is managed according to

16

Villere Funds
NOTES TO FINANCIAL STATEMENTS
August 31, 2024(Continued)
Rule 2a-7 under the 1940 Act). The Schedules of Investments for the Funds include the particular cash collateral holding as of August 31, 2024. The remaining contractual maturity of all securities lending transactions is overnight and continuous.
The net fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Statements of Operations.
Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the year ended August 31, 2024, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments were as follows:

	Purchases	Sales/Maturities
Balanced Fund	$16,648,774	$29,220,358
Equity Fund	9,111,719	8,508,378

For the year ended August 31, 2024, there were no purchases, sales or maturities of long-term U.S. Government obligations in the Funds.
NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended August 31, 2024 and 2023 for the Funds were as follows:
Balanced Fund

	August 31,
	2024	2023
Distributions paid from:
Ordinary income	$823,317	$743,632
Long-term capital gain	1,301,497	4,685,616
	$2,124,814	$5,429,248

Equity Fund

	August 31,
	2024	2023
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain	1,761,239	1,053,970
	$1,761,239	$1,053,970

As of the most recent fiscal year ended August 31, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

Balanced Fund
Cost of investments	$113,887,341
Gross tax unrealized appreciation	27,245,678
Gross tax unrealized depreciation	(3,849,278)
Gross tax unrealized appreciation (depreciation)	23,396,400

17

Villere Funds
NOTES TO FINANCIAL STATEMENTS
August 31, 2024(Continued)

Undistributed ordinary income	1,359,792
Undistributed long-term capital gain	—
Total distributable earnings	1,359,792
Other distributable (accumulated) earnings (losses)	(11,268,150)
Total distributable (accumulated) earnings (losses)	$13,488,042
Equity Fund
Cost of investments	$40,970,650
Gross tax unrealized appreciation	10,416,225
Gross tax unrealized depreciation	(1,209,331)
Gross tax unrealized appreciation (depreciation)	9,206,894
Undistributed ordinary income	151,971
Undistributed long-term capital gain	—
Total distributable earnings	151,971
Other distributable (accumulated) earnings (losses)	(4,516,650)
Total distributable (accumulated) earnings (losses)	$4,842,215

Under tax law, net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended August 31, 2024, the Funds did not defer any post-October losses or ordinary late year losses.
NOTE 7 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Interest expense for the year ended August 31, 2024, is disclosed in the Statements of Operations, if applicable. Credit facility activity for the year ended August 31, 2024, was as follows:

	Balanced Fund	Equity Fund
Maximum available credit	$25,000,000	$2,500,000
Largest amount outstanding on an individual day	—	—
Average daily loan outstanding when in use	—	—
Credit facility outstanding as of August 31, 2024	—	—
Average interest rate when in use	—	—

18

Villere Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of
Villere Balanced Fund and
Villere Equity Fund and
The Board of Trustees of
Professionally Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Villere Balanced Fund and Villere Equity Fund (the “Funds”), each a series of Professionally Managed Portfolios, including the schedule of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
October 28, 2024

19

VILLERE BALANCED FUND
VILLERE EQUITY FUND
Approval of Investment Advisory Agreements (Unaudited)
At a meeting held on August 14-15, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreements (the “Advisory Agreements”) between Professionally Managed Portfolios (the “Trust”) and St. Denis J. Villere & Company, LLC (the “Advisor”) for each of the Villere Balanced Fund and the Villere Equity Fund (each, a “Fund” and together, the “Funds”). At this meeting and at a prior meeting held on June 14, 2024, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:
1. The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreements. The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, business continuity plan, and risk management process. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss fund performance and investment outlook, as well as, various marketing and compliance topics. The Board also considered that many of the shareholders of each Fund had long-standing relationships with the Advisor and that the Advisor represented that they have regular and ongoing interaction with many of these shareholders to discuss, among other things, their investment philosophy, strategy, process and outlook. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.
2. The Funds’ historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of each Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Advisor’s similarly managed accounts, all for periods ended March 31, 2024. The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe. When reviewing the Funds’ performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Funds and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
For the Villere Balanced Fund, the Board noted that the Fund underperformed its Morningstar peer group average for the one-, three-, five- and ten-year periods. The Board also noted that the Fund underperformed the average of its Cohort for the one-, three-, five- and ten-year periods. The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed for the one-, three-, five-, and ten-year periods. The Board noted that the Fund outperformed compared to the Advisor’s similarly managed account composite for the one-year period and underperformed for the three-,five-, and ten-year periods. The Board further considered that the Fund underperformed the Advisor’s balanced composite for the one-, three-, five-, and ten-year periods, noting that such differences were not material. The Board took into account prior

20

VILLERE BALANCED FUND
VILLERE EQUITY FUND
Approval of Investment Advisory Agreements (Unaudited)(Continued)
in-depth discussions with the Advisor concerning the sources and causes of the Fund’s underperformance and assess the ability of the Advisor to improve performance in the future. They noted that while performance has yet to show significant improvement, the Adviser believes that stocks in the Fund’s portfolio had strong earnings potential that they expect will perform well when the market cycle turns. The Board additionally took into account the Adviser’s representation that the majority of Fund clients are known to them and that they use the Fund in conjunction with other services offered by the Adviser.
For the Villere Equity Fund, the Board noted that the Fund underperformed its Morningstar peer group average for the one-, three-, five-, and ten-year periods. The Board also noted that the Fund underperformed the average of its Cohort for the one-, three-, five-, and ten-year periods. The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed for the one-, three-, and five-year periods. The Board further considered the Fund’s underperformance compared to the Advisor’s similarly managed accounts for the one-year, three-year, five-year, and ten-year periods, noting that such differences were not material. The Board took into account the Advisor’s explanations for its underperformance against peers and benchmark, noting that it believes its investment process is not directly comparable to peers and benchmarks. The Board additionally took into account the Adviser’s representation that the majority of Fund clients are known to them and that they use the Fund in conjunction with other services offered by the Adviser.
3. The costs of the services provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreements. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.
For the Villere Balanced Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.99% (excluding certain operating expenses) for the Fund (the “Expense Cap”). The Board noted that the Fund’s net expense ratio was higher than its peer group average. The Board noted that the Fund’s advisory fee was at the median and above the Cohort average. The Board noted that the net expense ratio was at the median and below the average of its Cohort. The Board noted that the fees charged to other similarly managed account clients were higher than, equal to or lower than the fees charged to the Villere Balanced Fund depending on the level of assets. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.
For the Villere Equity Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.25% (excluding certain operating expenses) for the Fund (the “Expense Cap”), but that the Fund was currently operating below this level. The Board noted that the Fund’s net expense ratio was higher than the peer group average. The Board noted that the Fund’s advisory fee was at the median of its Cohort and above the average. The Board noted that the net expense ratio was at the median and below the average of its Cohort. The Board noted that the fees charged to other similarly managed account clients were higher than, equal to or lower than the fees charged to the Villere Equity Fund depending on the level of assets. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.
4. Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Cap. The Board also noted that the Equity Fund’s annual expense ratio is currently below its Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.
5. The profits to be realized by the Advisor and its affiliates from their relationship with the Funds. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds. The Board considered the profitability to the Advisor from its relationship with the Funds and considered that there were no additional material benefits derived by the Advisor

21

VILLERE BALANCED FUND
VILLERE EQUITY FUND
Approval of Investment Advisory Agreements (Unaudited)(Continued)
from its relationship with the Funds. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate financial resources to support the services it provides to the Funds.
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including each Fund’s advisory fee, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreements would be in the best interests of the Funds and their shareholders.

22

Villere Funds
ADDITIONAL INFORMATION (Unaudited)
QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended August 31, 2024, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Balanced Fund	100.00%
Equity Fund	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2024, was as follows:

Balanced Fund	100.00%
Equity Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal year ended August 31, 2024, was as follows:

Balanced Fund	0.00%
Equity Fund	0.00%

INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 866.209.1129. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 866.209.1129. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov, and the Fund’s website at www.villere.com/mutual-funds/.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT reports may also be obtained by calling 866.209.1129.

23

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	November 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	November 7, 2024

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	November 7, 2024

* Print the name and title of each signing officer under his or her signature.